Performance Management - iShares Securitized Income Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Fund. It is anticipated that on or about January 23, 2026, the Fund will adopt the performance of the Predecessor Fund as a result of a reorganization in which the Fund will acquire all of the assets and assume certain stated liabilities of the Predecessor Fund (the “Reorganization”). The Predecessor Fund is a mutual fund that is managed by a different investment adviser that is under common control with BFA and has the same portfolio management team as that of the Fund. Effective August 5, 2025, it is expected that the Predecessor Fund will change its name to “BlackRock Securitized Income Fund,” and adopt an identical investment objective and identical investment strategies and policy as the Fund. The Predecessor Fund adopted the performance of BlackRock U.S. Mortgage Portfolio, a series of Managed Account Series (the “MAS Fund”) as a result of a different reorganization on September 17, 2018. The performance information below is based on the performance of the MAS Fund for periods prior to the date of such reorganization. The MAS Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Predecessor Fund as of the date of such reorganization. The MAS Fund’s and the Predecessor Fund’s total returns prior to August 5, 2025, as applicable, as reflected in the bar chart and table are the returns of the MAS Fund and the Predecessor Fund when each followed different investment strategies and processes under the name “BlackRock U.S. Mortgage Portfolio.”
The bar chart and table that follow show how the Predecessor Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Predecesor Fund by showing how the Predecessor Fund’s average annual returns for 1, 5, and 10 years compare with that of the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Mortgage-Backed Securities Index” and a customized weighted index comprised of 50% Bloomberg ABS Index/50% Bloomberg Non- Agency Investment Grade CMBS Index (the “Customized Reference Benchmark”). Fund management believes that the Bloomberg U.S. Mortgage-Backed Securities Index and the Customized Reference Benchmark have certain characteristics that are helpful in evaluating the Fund. Both assume that all dividends and distributions have been reinvested in the Predecessor Fund. Past performance (before and after taxes) does not necessarily indicate how the Predecessor Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Predecessor Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Predecessor Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Predecesor Fund by showing how the Predecessor Fund’s average annual returns for 1, 5, and 10 years compare with that of the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Mortgage-Backed Securities Index” and a customized weighted index comprised of 50% Bloomberg ABS Index/50% Bloomberg Non- Agency Investment Grade CMBS Index (the “Customized Reference Benchmark”).
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus.
Performance Additional Market Index [Text]	The bar chart and table that follow show how the Predecessor Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Predecesor Fund by showing how the Predecessor Fund’s average annual returns for 1, 5, and 10 years compare with that of the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Mortgage-Backed Securities Index” and a customized weighted index comprised of 50% Bloomberg ABS Index/50% Bloomberg Non- Agency Investment Grade CMBS Index (the “Customized Reference Benchmark”). Fund management believes that the Bloomberg U.S. Mortgage-Backed Securities Index and the Customized Reference Benchmark have certain characteristics that are helpful in evaluating the Fund.
Bar Chart [Heading]	Institutional Shares ANNUAL TOTAL RETURNS BlackRock U.S. Mortgage Portfolio As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 6.06% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.87% (quarter ended March 31, 2022). The year-to-date return as of June 30, 2025 was 4.45%.

Performance Table Heading	Average Annual Total ReturnsFor the periods ended 12/31/24
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.45%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	6.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.87%)
Lowest Quarterly Return, Date	Mar. 31, 2022